CONTRACT LIABILITIES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
CONTRACT LIABILITIES [abstract]
Contract Liabilities	¥ 1,544		¥ 2,231
-Current	1,544	$ 237	¥ 2,231
Contract liability recognized as revenue	¥ 1,242